ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 17,839,000	$ 13,721,562
Accrued liabilities	6,825	1,941,711
Total accounts payable and accrued expenses	$ 17,845,825	$ 15,663,273